UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

___             Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to ______________.

Date of Report (Date of earliest event reported): ______________

Commission File Number of securitizer:                 ______________

Central Index Key Number of securitizer:              ______________

______________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [  ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [  ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [  ]

  X             Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:   0001638657

Towd Point Mortgage Trust 2015-4
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ____________
Central Index Key Number of underwriter (if applicable):     ____________

Peter Schancupp, (646) 885-3492
Name and telephone number, including area code, of the person to contact in connection with this filing.

INFORMATION TO BE INCLUDED IN THE REPORT

Item 2.01.       Findings and Conclusions of a Third Party Due Diligence Report Obtained By the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as an Exhibit to this Form ABS-15G. Please see Item 3, Exhibits 99.1, 99.2, 99.3, 99.4 and 99.5 for the related information.

Item 3.             Exhibits

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 – Executive Summary/Narrative
Schedule 2 – BPO Reconciliation
Schedule 3 – Compliance and Modifications
Schedule 4 – Data Delta
Schedule 5 – Fitch Securitization Report
Schedule 6 – Exception Report
Schedule 7 – RA Grading Report
Schedule 8 – Servicing Reports
Schedule 9 – Safe Act

99.2	Disclosures required by Rule 15Ga-2 for Avenue 365 Lender Services

99.3	Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1 – Narrative
Schedule 2 – Conditions Report
Schedule 3 – Exception Detail Loan Level
Schedule 4 – Loan Level Tape Compare
Schedule 5 – Pay History Export
Schedule 6 – Waived Conditions Summary

99.4	Disclosures required by Rule 15Ga-2 for JCIII & Associates, Inc.

Schedule 1 – Narrative
Schedule 2 – Comment Review
Schedule 3 – Compliance Summary
Schedule 4 – Data Report
Schedule 5 – Exception Report
Schedule 6 – Fitch Report
Schedule 7 – Itemized Report
Schedule 8 – NMLS Report
Schedule 9 – Pay String

99.5	Disclosures required by Rule 15Ga-2 for Opus Capital Markets Consultants LLC

Schedule 1 – Narrative
Schedule 2 – Compliance Extract
Schedule 3 – Compliance Data Discrepancy
Schedule 4 – Exception Report
Schedule 5 – Final Grade Summary
Schedule 6 – NPA Discrepancy
Schedule 7 – Pay History
Schedule 8 – Servicing Comments

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: September 15, 2015

TOWD POINT ASSET DEPOSITOR LLC (Securitizer)

By: /s/ Peter Schancupp
Name: Peter Schancupp Title: Vice President

EXHIBIT INDEX
Exhibit Number

99.1	Disclosures required by Rule 15Ga-2 for AMC Diligence, LLC

Schedule 1 – Executive Summary/Narrative
Schedule 2 – BPO Reconciliation
Schedule 3 – Compliance and Modifications
Schedule 4 – Data Delta
Schedule 5 – Fitch Securitization Report
Schedule 6 – Exception Report
Schedule 7 – RA Grading Report
Schedule 8 – Servicing Reports
Schedule 9 – Safe Act

99.2	Disclosures required by Rule 15Ga-2 for Avenue 365 Lender Services

99.3	Disclosures required by Rule 15Ga-2 for Clayton Services LLC

Schedule 1 – Narrative
Schedule 2 – Conditions Report
Schedule 3 – Exception Detail Loan Level
Schedule 4 – Loan Level Tape Compare
Schedule 5 – Pay History Export
Schedule 6 – Waived Conditions Summary

99.4	Disclosures required by Rule 15Ga-2 for JCIII & Associates, Inc.

Schedule 1 – Narrative
Schedule 2 – Comment Review
Schedule 3 – Compliance Summary
Schedule 4 – Data Report
Schedule 5 – Exception Report
Schedule 6 – Fitch Report
Schedule 7 – Itemized Report
Schedule 8 – NMLS Report
Schedule 9 – Pay String

99.5	Disclosures required by Rule 15Ga-2 for Opus Capital Markets Consultants LLC

Schedule 1 – Narrative
Schedule 2 – Compliance Extract
Schedule 3 – Compliance Data Discrepancy
Schedule 4 – Exception Report
Schedule 5 – Final Grade Summary
Schedule 6 – NPA Discrepancy
Schedule 7 – Pay History
Schedule 8 – Servicing Comments